PROPERTY, PLANT AND EQUIPMENT AND GOODWILL	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT AND GOODWILL	PROPERTY, PLANT AND EQUIPMENT AND GOODWILL
As of June 30, 2025, the Company assessed the existence of any impairment indicator with respect to property, plant and equipment and goodwill across all its cash-generating units ("CGUs") and concluded that no such indicators were identified.
For ArcelorMittal Kryvyi Rih ("AMKR") CGU and ArcelorMittal South Africa ("AMSA") group of cash-generating units ("GCGU"), which had lower headrooms at year-end, the Company performed sensitivity analyses to support its conclusion that no indicators of impairment were present.
In the case of AMKR, scenario analysis was conducted to reflect updated assumptions regarding the timing of a return to pre-war conditions. The value-in-use calculation applied differentiated discount rates, incorporating a higher country risk premium through 2026 and reverting to a pre-war premium thereafter.
For the AMSA GCGU, where the Long Steel Business was impaired at year-end, the Company sensitized the annual impairment model using updated forecasts. This sensitivity analysis confirmed that sufficient headroom exists under the updated scenario.